Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Provision for income taxes

The provision for income taxes consists of the following for the years ended December 31:

(Dollars in thousands)	2012	2011	2010
Current	$2,040	$1,257	$1,275
Deferred	(50)	345	293

Total income tax provision	$1,990	$1,602	$1,568

Income tax provision attributable to income from operations

The income tax provision attributable to income from operations differs from the amounts computed by applying the statutory federal income tax rate of 34% to income before income taxes as follows:

(Dollars in thousands)	2012	2011	2010
Expected provision using statutory federal income tax rate	$2,223	$1,798	$1,722
Tax-exempt income on state and municipal securities and political subdivision loans	(269)	(169)	(149)
Interest expense associated with carrying certain state and municipal securities and political subdivision loans	6	8	9
Other	30	(35)	(14)

Total income tax provision	$1,990	$1,602	$1,568

Tax effects of temporary differences deferred tax assets and deferred tax liabilities

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are as follows:

(Dollars in thousands)	2012	2011
Allowance for loan losses	$1,470	$1,195
Net operating loss carryforward	598	727
Capital loss carryforward	35	35
Other	109	147

	2,212	2,104

Valuation allowance on deferred tax assets	(35)	(35)

Deferred tax assets	2,177	2,069

Premises and equipment	(399)	(389)
Federal Home Loan Bank stock dividends	(736)	(736)
Deferred loan fees	(173)	(121)
Unrealized gain on securities available for sale	(960)	(736)
Prepaid Expenses	(120)	(83)
Other	(265)	(206)

Deferred tax liabilities	(2,653)	(2,271)

Net deferred tax liability	$(476)	$(202)